SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
SHARE-BASED COMPENSATION
Schedule of employee share option activity under the 2010 Plan

			Weighted
		Weighted	average
		average	remaining	Aggregate
	Number of	exercise	contractual	intrinsic
	options	price	term	value
		(US$)	(Years)	(US$)
Outstanding, January 1, 2021	508,866	0.33	0.8	—
Exercised	(86,862)	0.73	—	—
Forfeited	(60,000)	0.70	—	—
Outstanding, December 31, 2021	362,004	0.17	0.01	482
Vested and expected to vest at December 31, 2021	362,004	0.17	0.01	482
Exercisable as of December 31, 2021	362,004	0.17	0.01	482

Schedule of RSUs activity under the 2014 Plan

		Weighted	Weighted
		average	average	Aggregate
	Number of	grant date	remaining	intrinsic
	RSUs	fair value	contractual life	value
		(US$)	(Years)	(US$)
Unvested, January 1, 2021	4,092,457	14.95	8.2	—
Granted	3,833,221	12.31	—	—
Vested	(3,768,186)	11.32	—	—
Forfeited	(1,349,363)	17.34	—	—
Unvested, December 31, 2021	2,808,129	14.18	7.4	25,357

Schedule of total share-based compensation expenses relating to share options and RSUs granted to employees

Total share-based compensation expenses relating to share options, RSUs granted to employees and share-based compensation due to business combination recognized for the years ended December 31, 2019, 2020 and 2021 were as follows:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Cost of revenues	1,884	15,251	13,713	2,152
Sales and marketing expenses	354	38,247	2,545	399
General and administrative expenses	40,501	82,672	292,947	45,970
Research and development expenses	1,177	634	10,805	1,696
	43,916	136,804	320,010	50,217